Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,895,308	$ 290,469	¥ 94,235
Restricted cash	29,898	4,582	4,009
Short-term investments	362,132	55,499	313,988
Accounts receivable (net of allowances of RMB13,112 and RMB24,215 (US$3,711) as of December 31, 2019 and 2020, respectively)	88,218	13,520	88,822
Contract assets	22,534	3,453	909
Amounts due from related parties	212	32	74,368
Inventories	68,021	10,425	58,116
Prepayments and other current assets	57,329	8,789	72,340
Total current assets	2,523,652	386,769	706,787
Non-current assets:
Equity method investment	1,417	217	1,790
Long-term investment	0	0	38,369
Property and equipment, net	111,481	17,085	89,314
Intangible assets, net	3,457	530	343
Other non-current assets	23,021	3,528	10,954
Total non-current assets	139,376	21,360	140,770
TOTAL ASSETS	2,663,028	408,129	847,557
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB140,383 and RMB169,116(US$25,919) as of December 31, 2019 and 2020, respectively):
Accounts payable	35,482	5,438	12,348
Deferred revenue	74,402	11,403	49,539
Capital lease obligations, current	4,816	738	4,893
Accrued liabilities and other current liabilities	83,648	12,820	54,059
Customer deposits	1,120	172	4,104
Short-term borrowings	7,370	1,130	2,370
Current portion of long-term borrowings	34,695	5,317	37,129
Total current liabilities	241,533	37,018	164,442
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB6,073 and RMB263 (US$40) as of December 31, 2019 and 2020, respectively):
Deferred government grants	263	40	991
Capital lease obligations	0	0	4,816
Long-term borrowings	0	0	18,266
Warrant liability	0	0	23,503
Other non-current liabilities	228	35	0
Total non-current liabilities	491	75	47,576
TOTAL LIABILITIES	242,024	37,093	212,018
Commitments and contingencies	0	0	0
Mezzanine equity:
Total mezzanine equity	0	0	1,527,033
Shareholders' (deficit) equity:
Ordinary shares	0	0	31
Additional paid-in capital	4,006,616	614,041	45,640
Accumulated deficits	(1,418,160)	(217,343)	(946,464)
Accumulated other comprehensive income (loss)	(167,589)	(25,683)	9,299
Total shareholders' (deficit) equity	2,421,004	371,036	(891,494)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	2,663,028	408,129	847,557
Series A Preferred Stock [Member]
Mezzanine equity:
Convertible preferred shares	0	0	186,991
Series B Preferred Stock [Member]
Mezzanine equity:
Convertible preferred shares	0	0	466,983
Series C Preferred Stock [Member]
Mezzanine equity:
Convertible preferred shares	0	0	873,059
Common Class A [Member]
Shareholders' (deficit) equity:
Ordinary shares	116	18	0
Common Class B [Member]
Shareholders' (deficit) equity:
Ordinary shares	¥ 21	$ 3	¥ 0